WARRANTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Number of warrants
Number of shares, beginning		0
Number of shares, granted		18,770,591
Number of shares, ending		18,770,591
Weighted average exercise price
Weighted average exercise price, granted (in dollars per share)		$ 0.35
Weighted average exercise price, ending (in dollars per share)		$ 0.35
"Wtd Avg. Remaining Term "
Outstanding at beginning of the period		4 years 7 months 13 days
Outstanding at end of the period		4 years 7 months 13 days
Intrinsic Value
Outstanding at end of the period		$ 416,000
Warrant
Number of warrants
Number of shares, beginning	18,770,591
Number of shares, granted	2,014,308
Number of shares, less exercised	1,300,000
Number of shares, ending	19,484,899	18,770,591
Weighted average exercise price
Weighted average exercise price, beginning (in dollars per share)	$ 0.35
Weighted average exercise price, granted (in dollars per share)	$ 0.40
Weighted average exercise price, less exercised (in dollars per share)	$ 0.01
Weighted average exercise price, ending (in dollars per share)	$ 0.38	$ 0.35
"Wtd Avg. Remaining Term "
Outstanding at beginning of the period	4 years 3 months 25 days	4 years 7 months 20 days
Granted	4 years 1 month 28 days
Outstanding at end of the period	4 years 3 months 25 days	4 years 7 months 20 days
Intrinsic Value
Outstanding at end of the period	$ 1,918,848